Related party transactions - Directors' remuneration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions
Remuneration	$ 2,928	$ 2,875	$ 3,670
Directors' remuneration
Related party transactions
short-term employee benefits	758	920	1,538
share-based payments	300	500	265
Remuneration	1,058	1,420	1,803
Other members of key management's remuneration
Related party transactions
short-term employee benefits	1,617	885	802
share-based payments	253	570	1,065
Remuneration	$ 1,870	$ 1,455	$ 1,867